Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Amount Due From Related Party	18.1 Amounts due from related parties

			As of December 31,
			2021	2022
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			35	255	37

Total amounts due from related parties	(i	)	35	255	37

Schedule of Amount Due to Related Party	18.2 Amounts due to related parties

			As of December 31,
			2021	2022
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			54	—	—

Total amounts due to related parties	(i	)	54	—	—

Schedule of Transactions With Related Parties	18.3 Transactions with related parties

			For the year ended December 31,
			2020	2021	2022
			RMB	RMB	RMB	US$
Services provided to:	(i	)
Guangzhou Tianlang Network Technology Co., Ltd.			—	100	400	58